Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Tax Assets and Liabilities

Total deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2011	2010
Deferred tax assets	$172	$161
Less: Valuation allowance	(47)	(44)

Subtotal	125	117
Deferred tax liabilities	(24)	(40)

Net deferred tax asset	$101	$77

Primary Components of Net Deferred Tax Asset

The primary components of our net deferred tax asset are as follows (in millions):

	As of December 31,
	2011	2010
Accrued related party interest	$16	$12
Net operating loss and capital loss carryovers	99	74
Alternative minimum tax credits	4	4
Property and equipment	(18)	(18)
Investments in domestic and foreign affiliates	(3)	(2)
Derivatives	1	—
Deferred revenue and other	49	51

Subtotal	148	121
Less: Valuation allowance	(47)	(44)

Net deferred tax asset	$101	$77

Income (Loss) From Continuing Operations Before Income Taxes

Our U.S. and foreign income (loss) from continuing operations before income taxes was as follows (in millions):

	Year ended December 31,
	2011	2010	2009
U.S. loss	$(45)	$(170)	$(208)
Foreign income (loss)	28	11	(28)

Total	$(17)	$(159)	$(236)

Benefit for Income Taxes for Continuing Operations

The benefit for income taxes for continuing operations consists of (in millions):

		Year ended December 31,
		2011	2010	2009
Current	— Federal	$1	$—	$(7)
	— State	1	1	2
	— Foreign	8	4	4

		10	5	(1)

Deferred	— Federal	(11)	(31)	(33)
	— State	(2)	(6)	(7)
	— Foreign	2	1	2

		(11)	(36)	(38)

Income tax benefit – continuing operations		$(1)	$(31)	$(39)

Income Tax (Benefit) Provision Calculated at the Statutory U.S. Federal Income Tax Rate and the Actual Income Tax (Benefit) Provision Recorded

The differences between the income tax benefit calculated at the statutory U.S. federal income tax rate of 35% and the actual income tax benefit recorded for continuing operations are as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Statutory federal income tax benefit – continuing operations	$(5)	$(56)	$(83)
Adjustment for nontaxable (income) loss of Host Inc. – continuing operations	(5)	25	43
State income tax provision, net	(1)	(5)	(3)
Uncertain tax positions benefit	—	—	(7)
Foreign income tax provision	10	5	11

Income tax benefit – continuing operations	$(1)	$(31)	$(39)

Unrecognized Tax Benefits Reconciliation

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	2011	2010
Balance at January 1	$5	$5
Reductions due to expiration of certain statutes of limitation	—	—
Other increases (decreases)	—	—

Balance at December 31	$5	$5